Notes Related to the Consolidated Statement of Income (Loss) - Summary of Outstanding Instruments (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Grant of stock-options | shares	97,203
Options with a ratio of 1 option = 10 share [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Number of options, beginning balance | shares	40,804	40,804	42,524	45,533
Number of options, forfeited during the year | shares				(1,593)
Number of options, exercised during the year | shares			(1,720)	(1,416)
Number of options, ending balance | shares		40,804	40,804	42,524
Number of options, exercisable | shares		40,804	40,804	42,524
Weighted-average exercise price, beginning balance	€ 97.34	€ 97.34	€ 98.01	€ 97.62
Weighted-average exercise price, granted during the year		0.00	0.00	0.00
Weighted-average exercise price, forfeited during the year		0.00	0.00	122.50
Weighted-average exercise price, exercised during the year		0.00	113.55	75.52
Weighted-average exercise price, ending balance		97.34	97.34	98.01
Weighted-average exercise price, exercisable		€ 97.34	€ 97.34	€ 98.01
Options with a ratio of 1 option = 1 share [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Number of options, beginning balance | shares	232,699	232,699	89,499
Grant of stock-options | shares		161,703	143,200	89,499
Number of options, forfeited during the year | shares		(54,339)
Number of options, ending balance | shares		340,063	232,699	89,499
Number of options, exercisable | shares		88,999
Weighted-average exercise price, beginning balance	€ 22.07	€ 22.07	€ 18.52	€ 0.00
Weighted-average exercise price, granted during the year		16.70	24.29	18.52
Weighted-average exercise price, forfeited during the year		20.26	0.00	0.00
Weighted-average exercise price, exercised during the year		0.00	0.00	0.00
Weighted-average exercise price, ending balance		19.87	22.07	18.52
Weighted-average exercise price, exercisable		€ 19.88	€ 0.00	€ 0.00